BALANCE SHEET COMPONENTS Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Work in process inventory		$ 15,296	$ 2,535
Batteries		5,547	1,045
Total inventory	$ 22,309	$ 20,843	$ 3,580